Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 68.2%
Long-Term Municipal Bonds – 68.2%
Alabama – 0.6%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	$3,015	$3,480,305
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	2,400	2,683,920
5.25%, 05/01/2044(a)	785	895,567
Water Works Board of the City of Birmingham (The) Series 2010A 5.00%, 01/01/2024 (Pre-refunded/ETM)	3,650	3,650,000

		10,709,792

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	400	484,736

Arizona – 2.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 4.00%, 11/01/2037-11/01/2039	2,450	2,916,267
5.00%, 11/01/2035	850	1,115,897
County of Pima AZ Sewer System Revenue Series 2011B 5.00%, 07/01/2023 (Pre-refunded/ETM)	2,500	2,558,975
5.00%, 07/01/2024 (Pre-refunded/ETM)	4,085	4,181,365
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax) Series 2014 5.00%, 06/01/2022	1,685	1,798,704
Salt River Project Agricultural Improvement & Power District Series 2011A 5.00%, 12/01/2024	23,120	24,125,720
State of Arizona (State of Arizona COP) Series 2019A 5.00%, 10/01/2022	7,000	7,591,920
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	1,800	1,800,252

		46,089,100

	Principal Amount (000)	U.S. $ Value

California – 1.1%
California Housing Finance Series 20192 4.00%, 03/20/2033	$2,241	$2,525,113
California Municipal Finance Authority (Waste Management, Inc.) Series 2019A 2.40%, 10/01/2044	4,710	5,221,412
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	2,025	2,065,520
San Francisco Intl Airport Series 2019H 5.00%, 05/01/2024	3,755	4,309,200
State of California Series 2014 5.00%, 10/01/2029	50	58,532
Series 2015 5.00%, 08/01/2022-03/01/2026	3,500	4,014,936

		18,194,713

Colorado – 1.4%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	2,375	2,513,819
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2033-08/01/2036	16,920	21,453,763
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	215	231,282
5.00%, 12/01/2024-12/01/2050	430	530,507

		24,729,371

Connecticut – 2.8%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2026 (Pre-refunded/ETM)	1,650	2,089,626
5.00%, 11/01/2027-11/01/2031	6,975	8,442,707
Series 2017C 5.00%, 08/15/2025	1,000	1,174,810
State of Connecticut Series 2016A 5.00%, 03/15/2023-03/15/2024	27,430	30,383,418
Series 2018C 5.00%, 06/15/2027	1,415	1,804,875
State of Connecticut Special Tax Revenue 5.00%, 05/01/2034	2,835	3,767,006

		47,662,442

District of Columbia – 0.7%
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2029-10/01/2030	6,180	7,918,247
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 07/01/2022	3,015	3,225,357

		11,143,604

	Principal Amount (000)	U.S. $ Value

Florida – 4.0%
Capital Trust Agency, Inc. Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12 4.00%, 12/15/2024(a)	$385	$407,900
Citizens Property Insurance, Inc. Series 2012A 5.00%, 06/01/2022	7,660	8,173,526
Series 2012A-1 5.00%, 06/01/2021	10,490	10,694,030
City of Jacksonville FL (City of Jacksonville FL Sales Tax) Series 2011 5.00%, 10/01/2021	2,500	2,587,025
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2027-08/15/2030	10,925	13,812,215
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A 5.625%, 10/01/2026	2,470	2,540,642
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	300	224,702
Florida State Board of Education (State of Florida) Series 2017F 5.00%, 06/01/2023	1,310	1,461,934
Lakewood Ranch Stewardship District AGM 2.50%, 05/01/2033	1,830	1,899,339
North Broward Hospital District Series 2017B 5.00%, 01/01/2027-01/01/2032	13,610	16,734,218
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	455	463,263
5.00%, 06/01/2055	200	211,652
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	1,000	1,060,250
School District of Broward County/FL Series 2015 5.00%, 07/01/2021	2,210	2,262,023
St. Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	1,565	1,757,479
State of Florida Department of Transportation Turnpike System Revenue Series 2015B 5.00%, 07/01/2024	3,795	4,424,401

		68,714,599

	Principal Amount (000)	U.S. $ Value

Georgia – 1.1%
City of Atlanta GA Airport Passenger Facility Charge Series 2019F 5.00%, 07/01/2025	$4,000	$4,818,000
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	6,465	7,041,613
Municipal Electric Authority of Georgia 5.00%, 01/01/2028	180	228,759
Private Colleges & Universities Authority (Emory University) Series 2020B 4.00%, 09/01/2036	5,000	6,194,700

		18,283,072

Guam – 0.0%
Territory of Guam 5.00%, 11/15/2031	210	229,297

Hawaii – 2.2%
City & County of Honolulu HI Series 2011A 5.00%, 08/01/2024 (Pre-refunded/ETM)	5,800	5,960,138
Series 2011B 5.00%, 08/01/2024 (Pre-refunded/ETM)	4,000	4,110,440
5.00%, 08/01/2025 (Pre-refunded/ETM)	6,205	6,376,320
University of Hawaii Series 2016 5.00%, 10/01/2022-10/01/2026	18,785	21,746,755

		38,193,653

Illinois – 7.5%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	1,535	1,643,218
Series 2019A 5.00%, 12/01/2029-12/01/2030	2,030	2,389,016
Series 2019B 5.00%, 12/01/2030-12/01/2033	940	1,099,612
Chicago O’Hare International Airport Series 2015B 5.00%, 01/01/2024-01/01/2028	18,115	20,784,930
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	900	1,067,367
Illinois Finance Authority (Memorial Health Obligated Group) 5.00%, 04/01/2030-04/01/2032	7,195	9,280,632
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018A 5.00%, 05/15/2032-05/15/2033	26,905	33,842,022
State of Illinois Series 2012 5.00%, 08/01/2021	1,665	1,702,795

	Principal Amount (000)	U.S. $ Value

Series 2013 5.00%, 07/01/2021-07/01/2022	$1,805	$1,856,741
Series 2013A 5.00%, 04/01/2022	1,970	2,063,595
Series 2014 5.00%, 02/01/2021-05/01/2024	4,220	4,557,945
Series 2016 5.00%, 02/01/2022-02/01/2024	6,750	7,260,007
Series 2017A 5.00%, 12/01/2025	3,810	4,344,429
Series 2017D 5.00%, 11/01/2024	12,010	13,171,127
Series 2019A 5.00%, 11/01/2026	5,740	6,636,014
State of Illinois (State of Illinois Sales Tax) Series 2016D 5.00%, 06/15/2022-06/15/2023	16,965	17,903,773

		129,603,223

Kentucky – 1.7%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	815	970,313
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2026-06/01/2031	10,460	11,963,950
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	6,370	7,414,043
Kentucky Public Energy Authority (Morgan Stanley) Series 2018C 4.00%, 12/01/2049	8,500	9,683,200

		30,031,506

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.00%, 11/15/2030	1,550	1,693,499
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	435	485,604
6.10%, 06/01/2038-12/01/2040(a)	1,085	1,335,809
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 06/01/2037	4,885	4,955,832
2.10%, 06/01/2037	1,570	1,607,287

		10,078,031

Maryland – 0.3%
State of Maryland Department of Transportation Series 2018 5.00%, 10/01/2024	4,860	5,723,039

	Principal Amount (000)	U.S. $ Value

Michigan – 2.9%
City of Detroit MI 5.00%, 04/01/2026-04/01/2028	$3,675	$4,083,188
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) NATL Series 2005B 5.50%, 07/01/2021	3,585	3,672,223
City of Detroit MI Water Supply System Revenue Series 2011C 5.25%, 07/01/2024 (Pre-refunded/ETM)	7,490	7,677,774
5.25%, 07/01/2025 (Pre-refunded/ETM)	1,900	1,947,633
Great Lakes Water Authority Water Supply System Revenue Series 2018A 5.00%, 07/01/2024-07/01/2027	7,245	8,651,042
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F 4.50%, 10/01/2029	900	949,401
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2024	10,115	11,727,331
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2033	1,090	1,362,260
South Lyon Community Schools Series 2016 5.00%, 05/01/2021-05/01/2028	5,080	5,928,192
University of Michigan Series 2017A 5.00%, 04/01/2023	1,955	2,166,238
Walled Lake Consolidated School District Series 2015 5.00%, 05/01/2022	2,000	2,123,940

		50,289,222

Mississippi – 0.5%
Mississippi Development Bank (State of Mississippi Department of Corrections) Series 2010C 5.00%, 08/01/2022-08/01/2023	5,445	5,462,008
Series 2010D 5.00%, 08/01/2023	3,695	3,706,492

		9,168,500

	Principal Amount (000)	U.S. $ Value

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	$340	$388,208

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	17,000	19,106,810

Nevada – 0.1%
County of Clark NV Series 2015 5.00%, 11/01/2021	2,000	2,078,660

New Hampshire – 0.1%
New Hampshire Business Finance Authority Series 20201 4.125%, 01/20/2034	1,773	1,991,292

New Jersey – 4.7%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014U 5.00%, 06/15/2023	1,610	1,781,819
Series 2017B 5.00%, 11/01/2022	5,025	5,425,040
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	1,185	1,253,908
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2027	1,325	1,690,170
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2022	7,340	7,789,502
Series 2018A 5.00%, 06/15/2024-06/15/2030	6,055	6,991,973
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2029	3,075	3,845,380
Series 2012A 5.00%, 06/15/2024	2,500	2,654,950
Series 2018A 5.00%, 12/15/2029-12/15/2030	6,135	7,614,554
Series 2019B 5.00%, 06/15/2034	2,820	3,444,630
New Jersey Turnpike Authority Series 2014C 5.00%, 01/01/2021 (Pre-refunded/ETM)	7,715	7,715,000
5.00%, 01/01/2023	8,955	9,773,935
Series 2017B 5.00%, 01/01/2030	1,565	1,993,403
AGM Series 2005D-3 5.25%, 01/01/2026	11,070	13,658,941

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2028	$3,450	$4,496,005

		80,129,210

New York – 7.1%
City of New York NY Series 2013H 5.00%, 08/01/2025	2,510	2,814,061
Series 2014J 5.00%, 08/01/2022	1,290	1,385,021
Series 2015A 5.00%, 08/01/2023	7,220	8,084,739
Metropolitan Transportation Authority Series 2012D 5.00%, 11/15/2026	3,065	3,239,766
Series 2012F 5.00%, 11/15/2022-11/15/2023	13,835	14,624,639
Series 2017C 5.00%, 11/15/2030	4,340	5,150,799
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014B 5.00%, 02/01/2027-11/01/2029	20,280	23,227,354
Series 2014C 5.00%, 11/01/2028	10,665	12,265,816
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	855	859,352
2.80%, 09/15/2069	2,370	2,313,523
New York State Dormitory Authority Series 2012A 5.00%, 12/15/2021 (Pre-refunded/ETM)	5	5,228
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012A 5.00%, 12/15/2022	10,000	10,943,400
Series 2014C 5.00%, 03/15/2027-03/15/2029	22,340	25,630,465
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030-01/01/2036	6,765	7,724,103
4.375%, 10/01/2045	1,355	1,555,676
Series 2018 5.00%, 01/01/2031	1,590	1,898,524

		121,722,466

North Carolina – 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2023-03/01/2026	5,350	6,054,607

Ohio – 1.3%
American Municipal Power, Inc. 5.00%, 02/15/2035-02/15/2036	8,345	10,874,485
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2025-02/15/2028	5,500	6,535,075

	Principal Amount (000)	U.S. $ Value

County of Hamilton/OH Sewer System Revenue Series 2015A 5.00%, 12/01/2021	$2,000	$2,088,120
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	475	478,562
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	425	428,188
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant) Series 2014 5.00%, 12/15/2021	1,105	1,154,692

		21,559,122

Oklahoma – 0.2%
Comanche County Memorial Hospital 5.00%, 07/01/2022	250	263,025
Series 2015 5.00%, 07/01/2026-07/01/2029	3,000	3,330,540
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	610	610,500

		4,204,065

Oregon – 0.4%
Oregon State Lottery Series 2011A 5.25%, 04/01/2026	825	834,859
5.25%, 04/01/2026 (Pre-refunded/ETM)	5,105	5,166,668

		6,001,527

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019M 2.65%, 06/15/2035(a)	4,935	5,420,160

Pennsylvania – 5.2%
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024-12/01/2025	7,470	8,451,537
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2022(a)	925	956,802
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	1,245	1,254,338
Capital Region Water Revenue Series 2018 5.00%, 07/15/2029	1,500	1,928,205

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Series 2019B 5.00%, 02/01/2032	$2,890	$3,734,053
City of Philadelphia PA Water & Wastewater Revenue Series 2020A 5.00%, 11/01/2037-11/01/2038	2,340	3,109,747
Coatesville School District AGM 5.00%, 08/01/2022 (Pre-refunded/ETM)	105	112,821
5.00%, 08/01/2022	1,020	1,090,125
AGM Series 2017 5.00%, 08/01/2023	1,250	1,387,087
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2026	1,000	1,228,210
Delaware River Port Authority Series 2012 5.00%, 01/01/2021	2,655	2,655,000
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	2,535	2,705,834
Pennsylvania Turnpike Commission Series 2011E 5.00%, 12/01/2025 (Pre-refunded/ETM)	9,585	9,997,443
5.00%, 12/01/2026 (Pre-refunded/ETM)	4,080	4,255,562
Series 2017 5.00%, 06/01/2028	2,905	3,638,048
Series 2017B 5.00%, 06/01/2031	11,050	13,538,681
Series 2017S 5.00%, 12/01/2028-12/01/2030	8,105	10,229,874
Series 2019 5.00%, 12/01/2024-12/01/2025	7,900	9,517,129
Series 2019A 5.00%, 12/01/2031-12/01/2032	4,005	5,176,435
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2032	3,205	3,965,643
State Public School Building Authority Series 2012 5.00%, 04/01/2026 (Pre-refunded/ETM)	1,110	1,175,890

		90,108,464

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,010	1,197,911
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	905	1,090,299
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,115	2,535,524
AGM Series 2007C 5.50%, 07/01/2031	100	120,826
NATL Series 2005L 5.25%, 07/01/2035	155	165,180

	Principal Amount (000)	U.S. $ Value

NATL Series 2007N 5.25%, 07/01/2032	$200	$213,496
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,680	3,799,600
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	415	447,955
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,477	1,393,180

		10,963,971

South Carolina – 1.0%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	7,390	8,135,207
Renewable Water Resources Series 2018A 5.00%, 01/01/2025	7,220	8,586,674

		16,721,881

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2028	2,000	2,517,120

Tennessee – 0.8%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2017A 4.00%, 05/01/2048	5,415	5,825,674
Series 2018 4.00%, 11/01/2049	6,500	7,467,395

		13,293,069

Texas – 5.2%
Austin Community College District Public Facility Corp. (Austin Community College District) Series 2015 5.00%, 08/01/2022	1,000	1,073,830
City of Austin TX Water & Wastewater System Revenue 5.00%, 11/15/2025-11/15/2026	11,600	12,077,285
5.00%, 11/15/2025 (Pre-refunded/ETM)	215	223,720
5.00%, 11/15/2026 (Pre-refunded/ETM)	175	182,098
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024	1,290	1,500,347

	Principal Amount (000)	U.S. $ Value

Series 2015C 5.00%, 07/15/2022-07/15/2026	$3,030	$3,384,647
City of Dallas TX Series 2014 5.00%, 02/15/2022	19,045	20,065,621
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	375	398,119
City of San Antonio TX Series 2014 5.00%, 02/01/2021	2,000	2,007,080
County of Fort Bend TX Series 2015B 5.00%, 03/01/2022 (Pre-refunded/ETM)	2,880	3,039,465
Dallas/Fort Worth International Airport 5.00%, 11/01/2026-11/01/2027	3,725	4,702,225
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2028	1,100	1,331,693
Metropolitan Transit Authority of Harris County (Metropolitan Transit Authority of Harris County Sales & Use Tax) Series 2018 5.00%, 11/01/2029	1,185	1,552,575
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017A 5.00%, 08/15/2023	1,160	1,296,799
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	300	302,496
State of Texas Series 2014 5.00%, 04/01/2022	1,790	1,897,418
Texas A&M University Series 2013B 5.00%, 05/15/2023	3,950	4,398,759
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2022	10,035	10,879,847
Texas Water Development Board 5.00%, 04/15/2028	1,255	1,654,994
University of Houston Series 2017A 5.00%, 02/15/2023	13,870	15,259,358
Via Metropolitan Transit (via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024	2,580	2,991,820

		90,220,196

	Principal Amount (000)	U.S. $ Value

Virginia – 0.3%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2021-06/15/2023	$4,815	$5,109,005

Washington – 6.4%
Chelan County Public Utility District No. 1 Series 2011A 5.25%, 07/01/2022	7,835	8,022,335
Series 2011B 5.50%, 07/01/2023	5,540	5,677,558
Energy Northwest (Bonneville Power Administration)
Series 2011A 5.00%, 07/01/2022-07/01/2023	14,690	15,036,941
Franklin County School District No. 1 Pasco Series 2015 5.00%, 12/01/2025	8,615	10,178,881
Port of Seattle WA Series 2010C 5.00%, 02/01/2022	5,490	5,508,337
Series 2018A 5.00%, 05/01/2026-05/01/2029	14,375	17,554,039
Series 2018B 5.00%, 05/01/2026-05/01/2028	16,040	19,811,885
Snohomish & Island Counties School District No. 41 Stanwood-Camano Series 2018 5.00%, 12/15/2027	1,000	1,306,310
Snohomish County Public Utility District No. 1 Series 2012 5.00%, 12/01/2026 (Pre-refunded/ETM)	6,065	6,617,157
State of Washington 5.00%, 06/01/2030-06/01/2031(b)	6,860	9,352,747
Series 20152 5.00%, 07/01/2024	3,755	4,376,340
Series 2015R 5.00%, 07/01/2023	3,735	4,179,988
State of Washington (State of Washington COP) Series 2015C 5.00%, 01/01/2021	2,355	2,355,000
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	740	728,841

		110,706,359

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV 4.875%, 06/01/2049	3,070	3,119,427

	Principal Amount (000)	U.S. $ Value

Wisconsin – 2.5%
State of Wisconsin Series 20211 5.00%, 05/01/2028-05/01/2030(b)	$6,300	$8,412,696
Series 20212 5.00%, 05/01/2030-05/01/2040(b)	17,000	22,980,121
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	3,315	3,677,395
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026	515	514,995
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	3,245	3,599,906
Series 2016B 5.00%, 12/01/2025	2,510	2,944,732

		42,129,845

Total Municipal Obligations (cost $1,105,236,122)		1,172,873,364

	Shares

INVESTMENT COMPANIES – 27.1%
Funds and Investment Trusts – 27.1%(c)
iShares Core MSCI EAFE ETF	1,820,051	125,747,324
Vanguard Mid-Cap ETF	75,875	15,688,674
iShares Core MSCI Emerging Markets ETF	1,013,239	62,861,347
SPDR S&P 500 ETF Trust	698,641	261,207,897

Total Investment Companies (cost $332,901,172)		465,505,242

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.6%
United States – 0.6%
U.S. Treasury Notes 2.125%, 11/30/2023(d)	$1,698	1,795,104
2.625%, 02/15/2029(d) (e)	7,796	8,949,565

Total Governments - Treasuries (cost $9,595,745)		10,744,669

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Bellemeade Re Ltd. Series 2018-1A, Class M2 3.048% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (f)	220	220,133
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (f)	250	251,244

	Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	$154	$153,485
Series 2016-DNA1, Class M3 5.70% (LIBOR 1 Month + 5.55%), 07/25/2028(f)	199	207,472
Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(f)	429	444,440
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(f)	270	278,852
Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(f)	250	253,415
Series 2017-HQA1, Class M2 3.698% (LIBOR 1 Month + 3.55%), 08/25/2029(f)	243	249,136
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (f)	163	161,750
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.048% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	206	206,673
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	36	36,750
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(f)	92	94,660
Series 2015-C03, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(f)	94	95,356
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	203	217,569
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(f)	117	123,643
Series 2016-C05, Class 2M2 4.598% (LIBOR 1 Month + 4.45%), 01/25/2029(f)	123	128,547
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	445	458,142
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	488	499,438

	Principal Amount (000)	U.S. $ Value
Series 2017-C03, Class 1M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2029(f)	$455	$459,877
Series 2017-C05, Class 1M2 2.348% (LIBOR 1 Month + 2.20%), 01/25/2030(f)	204	203,949

Total Collateralized Mortgage Obligations (cost $4,352,731)		4,744,531

	Shares

SHORT-TERM INVESTMENTS – 6.3%
Investment Companies – 5.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(c) (g) (h) (cost $86,505,156)	86,505,156	86,505,156

	Principal Amount (000)

U.S. Treasury Bills – 1.3%
U.S. Treasury Bill Zero Coupon, 01/28/2021(d) (e)	$13,000	12,999,436
Zero Coupon, 02/11/2021	10,000	9,999,314

Total U.S. Treasury Bills (cost $22,998,122)		22,998,750

Total Short-Term Investments (cost $109,503,278)		109,503,906

Total Investments – 102.5% (cost $1,561,589,048)(i)		1,763,371,712
Other assets less liabilities – (2.5)%		(43,085,945)

Net Assets – 100.0%		$1,720,285,767

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	102	March 2021	$4,423,595	$89,702
MSCI Emerging Markets Futures	85	March 2021	5,474,850	157,876
MSCI Singapore IX ETS Futures	397	January 2021	9,711,721	(58,907)
Russell 2000 E-Mini Futures	328	March 2021	32,386,720	1,198,366
S&P 500 E-Mini Futures	449	March 2021	84,160,560	1,098,876
S&P Mid 400 E Mini Futures	28	March 2021	6,449,800	190,454
S&P/TSX 60 Index Futures	219	March 2021	35,404,054	(381,458)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
TOPIX Index Futures	176	March 2021	$30,758,026	$385,438
U.S. T-Note 2 Yr (CBT) Futures	487	March 2021	107,615,586	113,562
U.S. T-Note 10 Yr (CBT) Futures	1,263	March 2021	174,392,672	285,556
U.S. Ultra Bond (CBT) Futures	190	March 2021	40,576,875	(788,789)
Sold Contracts
FTSE 100 Index Futures	26	March 2021	2,282,632	29,141
Hang Seng Index Futures	68	January 2021	11,937,465	(345,544)
OMXS 30 Index Futures	202	January 2021	4,611,387	6,886
SPI 200 Futures	27	March 2021	3,401,798	33,709

				$2,014,868

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	3,643	USD	2,755	01/12/2021	$(53,871)
BNP Paribas SA	SEK	54,755	USD	6,463	01/15/2021	(192,965)
BNP Paribas SA	GBP	6,893	USD	9,217	01/21/2021	(210,030)
BNP Paribas SA	USD	18,248	GBP	13,535	01/21/2021	263,258
BNP Paribas SA	EUR	5,612	USD	6,860	03/17/2021	(6,769)
BNP Paribas SA	USD	16,111	EUR	13,196	03/17/2021	35,769
Citibank, NA	SEK	148,961	USD	17,606	01/15/2021	(501,755)
Citibank, NA	USD	29,943	CAD	38,301	02/18/2021	151,278
Credit Suisse International	AUD	5,953	USD	4,601	01/12/2021	11,048
Credit Suisse International	SEK	23,143	USD	2,837	01/15/2021	24,083
Credit Suisse International	USD	2,115	SEK	18,459	01/15/2021	129,300
Credit Suisse International	GBP	6,274	USD	8,575	01/21/2021	(6,100)
Credit Suisse International	CHF	5,584	USD	6,343	01/29/2021	30,756
Credit Suisse International	JPY	1,920,300	USD	18,646	02/26/2021	37,362
Credit Suisse International	EUR	17,336	USD	21,321	03/17/2021	107,912
Deutsche Bank AG	USD	30,579	JPY	3,185,053	02/26/2021	285,743
HSBC Bank USA	USD	28,655	SEK	253,494	01/15/2021	2,160,277
JPMorgan Chase Bank, NA	USD	4,374	AUD	5,902	01/12/2021	176,570
JPMorgan Chase Bank, NA	SEK	154,038	USD	17,754	01/15/2021	(971,156)
JPMorgan Chase Bank, NA	USD	4,162	NOK	37,679	01/15/2021	232,395
JPMorgan Chase Bank, NA	USD	10,883	SEK	93,274	01/15/2021	455,203
JPMorgan Chase Bank, NA	JPY	856,985	USD	8,280	02/26/2021	(24,275)
Morgan Stanley & Co., Inc.	USD	1,273	AUD	1,748	01/12/2021	74,631
Morgan Stanley & Co., Inc.	USD	7,242	SEK	62,570	01/15/2021	364,239
Morgan Stanley & Co., Inc.	USD	3,925	GBP	2,921	01/21/2021	69,950
Morgan Stanley & Co., Inc.	USD	2,238	JPY	231,769	02/26/2021	8,214
State Street Bank & Trust Co.	AUD	7,650	USD	5,641	01/12/2021	(257,410)
State Street Bank & Trust Co.	SEK	13,280	USD	1,558	01/15/2021	(56,077)
State Street Bank & Trust Co.	GBP	4,345	USD	5,805	01/21/2021	(137,403)
State Street Bank & Trust Co.	USD	6,633	GBP	5,002	01/21/2021	208,416
State Street Bank & Trust Co.	CHF	5,679	USD	6,269	01/29/2021	(151,422)
State Street Bank & Trust Co.	JPY	639,537	USD	6,140	02/26/2021	(56,967)
UBS AG	USD	2,303	NZD	3,231	03/05/2021	21,909

						$2,222,113

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,130	01/15/2030	1.714%	CPI#	Maturity	$42,513	$—	$42,513
USD	1,130	01/15/2030	1.731%	CPI#	Maturity	40,405	—	40,405
USD	5,125	01/15/2030	1.572%	CPI#	Maturity	272,133	—	272,133
USD	5,125	01/15/2030	1.587%	CPI#	Maturity	263,801	—	263,801
USD	20,920	01/15/2028	1.230%	CPI#	Maturity	1,362,016	—	1,362,016
USD	16,190	01/15/2028	0.735%	CPI#	Maturity	1,718,030	—	1,718,030

						$3,698,898	$—	$3,698,898

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	61,040	06/17/2021	3 month LIBOR	1.907%	Quarterly/ Semi-Annual	$519,580	$—	$519,580
USD	32,500	09/10/2024	3 month LIBOR	1.341%	Quarterly/ Semi-Annual	1,383,470	—	1,383,470
USD	13,760	01/15/2025	3 month LIBOR	1.566%	Quarterly/ Semi-Annual	777,175	—	777,175
USD	2,119	02/05/2025	3 month LIBOR	1.361%	Quarterly/ Semi-Annual	99,567	—	99,567
USD	4,761	02/06/2025	3 month LIBOR	1.419%	Quarterly/ Semi-Annual	235,903	—	235,903
USD	9,275	10/09/2029	3 month LIBOR	1.473%	Quarterly/ Semi-Annual	541,536	—	541,536

						$3,557,231	$—	$3,557,231

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	97	$(25,850)	$(9,454)	$(16,396)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,344	(358,176)	(172,060)	(186,116)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	1	$(267)	$(122)	$(145)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	53	(14,124)	(5,213)	(8,911)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	662	(176,369)	(65,196)	(111,173)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	995	(265,167)	(95,474)	(169,693)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	863	(229,989)	(80,376)	(149,613)

						$(1,069,942)	$(427,895)	$(642,047)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	10,000	12/04/2027	2.170%	CPI#	Maturity	$(187,998)	$—	$(187,998)
Barclays Bank PLC	USD	10,000	10/23/2029	2.388%	CPI#	Maturity	(975,570)	—	(975,570)
Barclays Bank PLC	USD	12,000	10/23/2026	2.310%	CPI#	Maturity	(945,416)	—	(945,416)
Barclays Bank PLC	USD	13,000	12/04/2032	2.233%	CPI#	Maturity	(289,120)	—	(289,120)
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	(91,418)	—	(91,418)
Citibank, NA	USD	22,000	11/04/2023	1.900%	CPI#	Maturity	110,328	—	110,328
Citibank, NA	USD	28,000	10/23/2021	2.039%	CPI#	Maturity	(1,059,045)	—	(1,059,045)
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	53,028	—	53,028
JPMorgan Chase Bank, NA	USD	10,000	03/02/2024	2.175%	CPI#	Maturity	(198,567)	—	(198,567)
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	(4,006)	—	(4,006)
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	(25,600)	—	(25,600)
JPMorgan Chase Bank, NA	USD	33,000	07/20/2024	1.995%	CPI#	Maturity	(72,496)	—	(72,496)
Morgan Stanley Capital Services LLC	USD	56,000	07/20/2022	1.939%	CPI#	Maturity	(15,124)	—	(15,124)

							$(3,701,004)	$—	$(3,701,004)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.120%	SIFMA*	Quarterly	$(534,893)	$—	$(534,893)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	(540,965)	—	(540,965)

							$(1,075,858)	$—	$(1,075,858)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $23,386,678 or 1.4% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $218,065,202 and gross unrealized depreciation of investments was $(10,208,337), resulting in net unrealized appreciation of $207,856,865.

As of December 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSF – Order of St. Francis

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,172,873,364	$—	$1,172,873,364
Investment Companies	465,505,242	—	—	465,505,242
Governments-Treasuries	—	10,744,669	—	10,744,669
Collateralized Mortgage Obligations	—	4,744,531	—	4,744,531
Short-Term Investments:
Investment Companies	86,505,156	—	—	86,505,156
U.S. Treasury Bills	—	22,998,750	—	22,998,750

Total Investments in Securities	552,010,398	1,211,361,314	—	1,763,371,712
Other Financial Instruments(a):
Assets:
Futures	3,582,680	6,886	—	3,589,566
Forward Currency Exchange
Contracts	—	4,848,313	—	4,848,313
Centrally Cleared Inflation (CPI)
Swaps	—	3,698,898	—	3,698,898
Centrally Cleared Interest Rate Swaps	—	3,557,231	—	3,557,231
Inflation (CPI) Swaps	—	163,356	—	163,356
Liabilities:
Futures	(1,170,247)	(404,451)	—	(1,574,698)
Forward Currency Exchange
Contracts	—	(2,626,200)	—	(2,626,200)
Credit Default Swaps	—	(1,069,942)	—	(1,069,942)
Inflation (CPI) Swaps	—	(3,864,360)	—	(3,864,360)
Interest Rate Swaps	—	(1,075,858)	—	(1,075,858)

Total	$554,422,831	$1,214,595,187	$—	$1,769,018,018

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2020 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,382	$182,205	$110,082	$86,505	$526